Selected Quarterly Data - Increase (Reduction) to Previously Reported Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating income (loss)	$ (304,106)		$ 55,199		$ 119,314		$ 86,474		$ (186,175)		$ 92,195		$ 108,714		$ 85,469		$ (43,119)		$ 100,203		$ 312,983
Net income (loss) before noncontrolling interest	(274,736)		32,595		74,430		63,099		(174,068)		51,610		67,705		51,602		(104,612)		(3,151)		189,406
Net income (loss) attributable to Pentair Ltd.	(273,083)		31,363		72,775		61,759		(174,487)		50,648		66,280		50,109		(107,186)		(7,450)		184,913
Earnings (loss) per common share attributable to Pentair Ltd.
Basic	$ (1.31)	[1]	$ 0.31	[1]	$ 0.73	[1]	$ 0.63	[1]	$ (1.77)	[1]	$ 0.51	[1]	$ 0.67	[1]	$ 0.51	[1]	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.88
Diluted	$ (1.31)	[1]	$ 0.31	[1]	$ 0.72	[1]	$ 0.62	[1]	$ (1.77)	[1]	$ 0.50	[1]	$ 0.66	[1]	$ 0.50	[1]	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.86
Previously Reported
Operating income (loss)	(146,304)		1,522		1,522		1,522		(66,190)		(708)		(708)		(708)		(141,738)		(68,314)
Net income (loss) before noncontrolling interest	(89,296)		945		945		945		(40,376)		(432)		(432)		(432)		(86,461)		(41,672)
Net income (loss) attributable to Pentair Ltd.	$ (89,296)		$ 945		$ 945		$ 945		$ (40,376)		$ (432)		$ (432)		$ (432)		$ (86,461)		$ (41,672)
Earnings (loss) per common share attributable to Pentair Ltd.
Basic	$ (0.43)	[2]	$ 0.01	[2]	$ 0.01	[2]	$ 0.01	[2]	$ (0.41)	[2]	$ (0.01)	[2]	$ (0.01)	[2]	$ (0.01)	[2]	$ (0.68)	[2]	$ (0.42)	[2]
Diluted	$ (0.43)	[2]	$ 0.01	[2]	$ 0.01	[2]	$ 0.01	[2]	$ (0.41)	[2]	$ (0.01)	[2]	$ (0.01)	[2]	$ (0.01)	[2]	$ (0.68)	[2]	$ (0.42)	[2]

[1]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period
[2]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period.